Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,371,264		¥ 2,710,623		$ 1,742,722
Restricted cash and cash equivalents	89,604		3,500		13,732
Short-term deposits	8,645,939		10,027,440		1,325,048
Restricted short-term deposits	205,461		653,034		31,488
Short-term investments	3,191,338		3,332,331		489,094
Accounts receivable, net	933,057		668,342		142,997	¥ 148,423
Amounts due from related parties	3,986		1,709		611
Financing receivables, net of allowance of RMB120,270 and RMB129,989 as of December 31, 2019 and 2020, respectively	1,122		105,344		172
Prepayments and other current assets	671,230		538,089		102,871
Assets held for sale	342,743		10,759,557		52,528
Total current assets	25,455,744		28,799,969		3,901,263
Non-current assets
Deferred tax assets	0		67,111		0
Investments	8,086,663		1,983,483		1,239,335
Property and equipment, net	2,620,797		2,079,084		401,655
Land use rights, net	1,688,448		1,736,544		258,766
Intangible assets, net	2,245,962		3,082,259		344,209
Other non-current assets	70,196		275,957		10,758
Assets held for sale	166,382		935,721		25,499
Total non-current assets	27,363,050		23,409,514		4,193,572
Total assets	52,818,794		52,209,483		8,094,835
Current liabilities
Accounts payable	136,733		120,826		20,955
Deferred revenue	438,669		192,754		67,229
Advances from customers	5,058		7,908		775
Income taxes payable	397,334		422,113		60,894
Accrued liabilities and other current liabilities	3,160,985		2,420,588		484,442
Amounts due to related parties	24,941		205,921		3,822
Lease liabilities due within one year	93,513		83,686		14,331
Short-term loans	734,371		557,203		112,547
Liabilities held for sale, current	1,168,667		3,626,622		179,106
Total current liabilities	6,160,271		7,637,621		944,101
Non-current liabilities
Lease liabilities	52,989		92,669		8,121
Deferred revenue	20,437		17,418		3,132
Deferred tax liabilities	276,802		264,639		42,422
Other non-current liabilities	0		11,495		0
Liabilities held for sale, non-current	28,807		293,233		4,415
Total non-current liabilities	5,463,397		5,688,025		837,303
Total liabilities	11,623,668		13,325,646		$ 1,781,404
Net revenues	13,230,945	$ 2,027,731	6,239,309	¥ 829,476
Net income	9,608,906	1,472,630	3,379,330	1,641,958
Net cash used in operating activities	3,424,106	524,767	4,581,691	4,464,814
Net cash used in investing activities	5,414,937	$ 829,875	(15,609,900)	(6,295,386)
Variable interest entity
Current assets
Cash and cash equivalents	1,620,133		1,589,539
Restricted cash and cash equivalents	3,497		3,500
Short-term deposits	4,370,002		4,000,003
Restricted short-term deposits	200,000		650,000
Short-term investments	1,739,843		3,302,143
Accounts receivable, net	168,896		109,222
Amounts due from related parties	11,119		1,707
Financing receivables, net of allowance of RMB120,270 and RMB129,989 as of December 31, 2019 and 2020, respectively	322		74,247
Prepayments and other current assets	362,757		331,640
Assets held for sale	330,118		2,207,953
Total current assets	8,806,687		12,269,954
Non-current assets
Deferred tax assets	0		60,461
Investments	2,491,644		1,496,261
Property and equipment, net	1,021,111		772,619
Land use rights, net	1,688,448		1,736,544
Intangible assets, net	393,096		531,438
Right of use asset, net	42,157		54,838
Other non-current assets	40,135		174,286
Assets held for sale	129,818		785,220
Total non-current assets	5,806,409		5,611,667
Total assets	14,613,096		17,881,621
Current liabilities
Accounts payable	104,691		89,708
Deferred revenue	111,839		78,877
Advances from customers	191		7,908
Income taxes payable	127,186		296,032
Accrued liabilities and other current liabilities	707,610		877,942
Amounts due to related parties	14,837		194,336
Lease liabilities due within one year	30,682		28,874
Short-term loans	669,048		270,565
Liabilities held for sale, current	1,164,022		3,113,821
Total current liabilities	2,930,106		4,958,063
Non-current liabilities
Lease liabilities	12,935		26,305
Deferred revenue	9,703		4,988
Deferred tax liabilities	70,900		85,479
Other non-current liabilities	0		11,495
Liabilities held for sale, non-current	28,807		227,923
Total non-current liabilities	122,345		356,190
Total liabilities	3,052,451		5,314,253
Net revenues	2,740,837		1,950,090	810,211
Net income	(914,070)		(352,329)	(470,666)
Net cash used in operating activities	(510,381)		(216,489)	(200,884)
Net cash used in investing activities	(330,350)		(3,768,408)	(1,774,355)
Net cash provided by financing activities	149,942		271,852	3,647
Net (decrease) / increase in cash and cash equivalents	¥ (690,789)		¥ (3,713,045)	¥ (1,971,592)